Convertible notes (Details)			12 Months Ended
		Sep. 24, 2019 USD ($) d shares	Dec. 31, 2020 USD ($) Event	Dec. 31, 2019 USD ($) Event
Convertible notes [Abstract]
Beginning Balance	[1]		$ 96,856,000
Issuance of convertible notes				$ 29,210,000
Ending Balance			$ 101,086,000	$ 96,856,000	[1]
Number of events of default or breaches occurred | Event			0	0
Number of scheduled trading day | d		2
Convertible Notes [Member]
Convertible notes [Abstract]
Beginning Balance			$ 96,856,000	$ 0
Issuance of convertible notes				125,000,000
Amount classified as equity				(29,210,000)
Accreted interest			4,230,000	1,066,000
Ending Balance			101,086,000	$ 96,856,000
Amryt Pharmaceuticals, Inc. [Member] | Convertible Notes [Member]
Convertible notes [Abstract]
Issue of convertible notes			$ 125,000,000
Annual interest rate		5.00%
Maturity date			April 1, 2025
Conversion ratio (in shares) | shares		386.75
Principal amount of convertible notes for conversion rate		$ 1,000
Minimum percentage ownership on convertible notes for written notice in the event of default			25.00%
Percentage due and payable upon default			100.00%
Maximum period for sole remedy in an event of default			180 days

[1]	see Note 27